Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Unrealized gains/(losses) on securities
Unrealized gains/(losses) on securities, Reclassification adjustments for losses (gains) reclassified into income, net of tax of nil	$ (223)	$ 31	$ 8
Accumulated other comprehensive income (loss)
Accumulated other comprehensive income, Beginning balance	(316)
Accumulated other comprehensive income, Ending balance	(1,879)	(316)
Parent Company [Member]
Foreign currency items
Foreign currency items Beginning balance	781	951
Foreign currency items, Other comprehensive income (loss) before reclassifications	(573)	(170)
Foreign currency items, Reclassification adjustments for losses (gains) reclassified into income , net of tax of nil	0	0
Foreign currency items, Ending balance	208	781	951
Unrealized gains/(losses) on securities
Unrealized gains/(losses) on securities, Beginning balance	21	23
Unrealized gains/(losses) on securities, Other comprehensive income (loss) before reclassifications	(63)	(33)
Unrealized gains/(losses) on securities, Reclassification adjustments for losses (gains) reclassified into income, net of tax of nil	(196)	31	8
Unrealized gains/(losses) on securities, Ending balance	(238)	21	23
Defined benefit pension plan
Defined Benefit pension plan, Beginning balance	(1,118)	(1,386)
Defined Benefit pension plan, Other comprehensive income (loss) before reclassifications	(731)	268
Defined Benefit pension plan, Reclassification adjustments for losses (gains) reclassified into income, net of tax of nil	0	0
Defined Benefit pension plan, Ending balance	(1,849)	(1,118)	(1,386)
Accumulated other comprehensive income (loss)
Accumulated other comprehensive income, Beginning balance	(316)	(412)
Accumulated other comprehensive income, Other comprehensive income (loss) before reclassifications	(1,367)	65
Accumulated other comprehensive income, Reclassification adjustments for losses (gains) reclassified into income, net of tax of nil	(196)	31
Accumulated other comprehensive income, Ending balance	$ (1,879)	$ (316)	$ (412)